Note 9 - Stockholders' Equity (Deficit)	9 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]

NOTE 9: STOCKHOLDERS’ EQUITY (DEFICIT)

The Company has 5,000,000 shares of preferred stock and 1,000,000,000 shares of common stock authorized at $0.001 par value per share, and there were 78,268,332 and 51,987,832 common shares issued and outstanding at December 31, 2022 and March 31, 2022, respectively, and no shares of preferred stock issued and outstanding, respectively.

In September 2022, the Company issued 51,987,832 shares of common stock in a Share Exchange Agreement with Ecoark Holdings and Banner Midstream Corp. The shares were valued at $0.10 per share ($5,328,753) as that was the value per share of the common stock at closing.

On December 19, 2022, the Company's Board of Directors approved a four-for-one forward stock split for shareholders of record as of December 30, 2022.

On December 29, 2022, the Company issued 4,000,000 shares of common stock in conversion of convertible promissory notes in the amount of $60,000.

There were no equity transactions for the nine months ended December 31, 2021.

Stock Options

As of December 31, 2022, there remains 40,000 fully vested stock options that expire November 2023 at a $0.025 strike price. There is no stock-based compensation for the nine-month and three-month periods ended December 31, 2022 and 2021. The intrinsic value of these options at December 31, 2022 is $2,300.

Restricted Stock Units

Pursuant to the Employment Agreement with the Company's CEO, Jimmy Galla dated November 15, 2022, the Company granted 10,000,000 restricted stock units that vest quarterly for 20 consecutive quarters (500,000 per quarter). The Company has expensed $18,750 in these restricted stock units for the nine months ended December 31, 2022. There was no expense for the nine months ended December 31, 2021.